Loans and Allowance for Loan Losses - Loans modified as troubled debt restructurings (Details 8) (USD $)	12 Months Ended
	Dec. 31, 2014 Contract	Dec. 31, 2013 Contract
1-4 family
Accounts, Notes, Loans and Financing Receivable [Line Items]
Troubled debt restructurings, number of modifications	3	8
Troubled debt restructurings, recorded investment	$ 201,879	$ 522,819
Loans Receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Troubled debt restructurings, number of modifications	5	13
Troubled debt restructurings, recorded investment	604,187	766,705
Loans Receivable | 1-4 family
Accounts, Notes, Loans and Financing Receivable [Line Items]
Troubled debt restructurings, number of modifications	3	8
Troubled debt restructurings, recorded investment	201,879	522,819
Loans Receivable | Commercial real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Troubled debt restructurings, number of modifications	1	3
Troubled debt restructurings, recorded investment	386,355	175,649
Loans Receivable | Agricultural real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Troubled debt restructurings, number of modifications
Troubled debt restructurings, recorded investment
Loans Receivable | Commercial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Troubled debt restructurings, number of modifications		1
Troubled debt restructurings, recorded investment		40,644
Loans Receivable | Agricultural Business
Accounts, Notes, Loans and Financing Receivable [Line Items]
Troubled debt restructurings, number of modifications
Troubled debt restructurings, recorded investment
Loans Receivable | Home equity
Accounts, Notes, Loans and Financing Receivable [Line Items]
Troubled debt restructurings, number of modifications
Troubled debt restructurings, recorded investment
Loans Receivable | Consumer
Accounts, Notes, Loans and Financing Receivable [Line Items]
Troubled debt restructurings, number of modifications	1	1
Troubled debt restructurings, recorded investment	$ 15,953	$ 27,593